18. INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
18.	INTANGIBLE ASSETS

The composition of the balance at December 31, 2020 and 2019 is as follow:

	2020			2019
	Historical cost	Accumulated amortization	Residual value	Historical cost	Accumulated amortization	Residual value
In service
Useful life defined
Temporary easements	13	(4)	9	12	(4)	8
Onerous concession	19	(13)	6	20	(13)	7
Assets of concession (1)	20,781	(9.107)	11,674	20,039	(8,522)	11,517
Others	78	(70)	8	77	(67)	10
	20,891	(9,194)	11,697	20,148	(8,606)	11,542
In progress	113	—	113	82	—	82
Net intangible assets	21,004	(9,194)	11,810	20,230	(8,606)	11,624
(1)	The rights of authorization to generate wind power granted to the subsidiary Parajuru and Volta do Rio, at the net value of R$128, and of the gas distribution concession, granted to Gasmig, valued at R$412, are classified in the consolidated statement of financial position under intangibles assets and are amortized by the straight-line method, for the period of the concessions.

Changes in Intangible assets are as follow:

	2019	Additions	Disposals (1)	Amortization	Transfers (2)	2020
In service
Useful life defined
Temporary easements	8	—	—	—	1	9
Onerous concession	7	—	—	(1)	—	6
Assets of concession	11,517	—	(24)	(738)	919	11,674
Others	10	—	—	(5)	3	8
	11,542	—	(24)	(744)	923	11,697
In progress	82	41	—	—	(10)	113
Net intangible assets	11,624	41	(24)	(744)	913	11,810
(1)	This includes the impairment reversal, in the amount of R$14, recognized in the Income Statement under “Other expenses”, as a result of the test of impairment of intangible assets, relating to the authorization for wind power generation granted to Volta do Rio, on December 31, 2020. More information is available on this note.
(2)	The transfers were made between Intangible assets, concession contract assets, financial assets and property, plant and equipment are as follows: (1) R$906 from concession contract assets to intangible assets; (2) R$2 from property, plant and equipment to intangible assets; and (3) R$5 from concession financial asset to intangible assets.
	2018	Additions	Disposals (1)	Amortization	Transfers (2)	2019
In service
Useful life defined
Temporary easements	9	—	—	(1)	—	8
Onerous concession	7	—	—	—	—	7
Assets of concession	10,680	891	(41)	(698)	685	11,517
Others	18	7	—	(5)	(10)	10
	10,714	898	(41)	(704)	675	11,542
In progress	63	36	—	—	(17)	82
Net intangible assets	10,777	934	(41)	(704)	658	11,624
(1)	This includes the impairment, in the amount of R$22 recognized in the Income Statement under “Other expenses”. The test of impairment of intangible assets, relating to the authorization for wind power generation granted to Volta do Rio, recognized in 2018 as part of the its business combination, arises from non-achievement of the operational performance expected in 2019 for the wind generation assets of the subsidiary. The Value in Use of the assets was calculated based on the projection of future expected cash flows for the operation of the assets of the subsidiary, brought to present value by the weighted average cost of capital defined for the company’s activity, using the Firm Cash Flow (FCFF) methodology.
(2)	The transfers were made between Intangible assets, concession contract assets and property, plant and equipment are as follows: (1) R$685 from concession contract assets to intangible assets; (2) (R$4) from intangible assets to property, plant and equipment and; and (3) (R$23) from intangible assets to concession financial assets.
	2017	Assets arising from business combination	Additions	Disposals	Effects of first-time adoption of IFRS 15	Amortization	Transfer to Held for sale	Transfers	2018
In service
Useful life defined
Temporary easements	10	—	—	—	—	(1)	—	—	9
Onerous concession	8	—	—	—	—	(1)	—	—	7
Assets of concession	10,435	162	—	(23)	—	(668)	—	774	10,680
Others	17	4	1	—	—	(5)	(7)	8	18
	10,470	166	1	(23)	—	(675)	(7)	782	10,714
In progress	686	—	33	(4)	(621)	—	—	(31)	63
Net intangible assets	11,156	166	34	(27)	(621)	(675)	(7)	751	10,777

Concession assets

The energy and gas distribution infrastructure assets already in service and that will be fully amortized during the concession term are recorded as intangible assets. Assets linked to the infrastructure of the concession that are still under construction are posted initially as contract assets, as detailed in Note 15.

The Company has not identified any evidence of impairment of the intangible asset with useful life defined.

The intangible asset easements, onerous concessions, assets of concession, and others, are amortized by the straight-line method taking into account the consumption pattern of these rights. The amount of additions in 2020 includes R$1(R$2 in 2019 and R$4 in 2018) of borrowing costs, as presented in Note 23.

The main amortization rates, which take into account the useful life that management expects for the asset, and reflect the expected pattern of their consumption, are as follows:

Energy	(%)	Administration	(%)
System cable – below 69 KV	6.67	Software	20.00
System cable – below 69 KV	3.57	Vehicles	14.29
Structure – Posts	3.57	General equipment	6.25
Overhead distribution transformer	4.00	Buildings	3.33
Circuit breaker – up to 69 kV	3.03
Capacitor bank – up to 69 kV	6.67
Voltage regulator – up to 69 kV	4.35

Gas	(%)	Administration	(%)
Tubing	3.33	Software	20.00
Buildings, works and improvements	4.00	Vehicles	20.00
Improvements in leased properties	10.00	Data processing equipment	20.00
Machinery and equipment	5.00 a 20.00	Furniture	10.00

The annual average amortization rate is 4.05%. The segregation by activity is as follows:

Hydroelectric Generation	Wind Power Generation	Gas	Distribution	Administration
9.06%	8.88%	3.48%	3.90%	15.74%

Under the regulations of the energy segment, property, plant and equipment used in the distribution concession are linked to these services, and cannot be withdrawn, disposed of, assigned or provided in guarantee without the prior express authorization of the Grantor.

The rights of authorization to generate wind power granted to the subsidiary Parajuru and Volta do Rio, in the total amount of R$128 (R$127 on December 31, 2019) and of the gas distribution concession, granted to Gasmig, valued at R$412 (R$427 on December 31, 2019), are classified in the consolidated statement of financial position under intangibles assets and are amortized by the straight-line method, for the period of the concessions.

In 2019, the Company recognized an impairment loss for the intangible asset related to the right of authorization for wind power generation granted to the subsidiary Volta do Rio, in the amount of R$22, recorded in “Other expenses” arising from non-achievement of the operational performance expected in 2019 for the wind generation assets of the subsidiary.

On December 31, 2020, upon conclusion of the refurbishment of the 19 aero generators of the subsidiary Volta do Rio and full resumption of its generation capacity, the Company tested its operation assets for impairment, and it was found that economic and financial equilibrium, and the liquidity, of the subsidiary will be re-established. As a result, the Company reversed part of the loss that had been recognized, resulting in a net reversal of R$ 14 on December, 31, 2020, which is posted in the statement of income as other expenses.

The Value in Use of the assets was calculated based on the projection of future expected cash flows for the operation of the assets of the subsidiary, brought to present value by the weighted average cost of capital defined for the company’s activity, using the Firm Cash Flow (FCFF) methodology.

The Company has not identified any evidence of impairment in any other intangible asset, whose useful life is finite.

Renegotiation of hydrological risk – the Generation Scaling Factor (GSF)

On September 9, 2020, the Law 14,052 was issued, changing the Law 13,203/2015 and establishing new conditions for renegotiation of hydrological risk in relation to the portion of costs incurred due to the GSF, borne by the holders of hydroelectric plants participating in the Energy Reallocation Mechanism (MRE) between 2012 and 2017, when there was a serious crisis in water sources.

The aim of this new law is to compensate the holders of hydroelectric plants participating in the MRE for non-hydrological risks caused by:

(i)	generation ventures classified as structural, related to bringing forward of physical guarantee of the plants;
(ii)	the restrictions on start of operation of the transmission facilities necessary for outflow of the generation output of structural projects; and
(iii)	generation outside the merit order system, and importation.

This compensation will take the form of extension of the grant of concession or authorization to operate, limited to 7 years, calculated on the basis of the parameters applied by Aneel.

On December 1, 2020, Aneel issued its Normative Resolution 895, which established the methodology for calculation of the compensation, and the procedures for renegotiation of hydrological risk. To be eligible for the compensations under Law 14,052, the holders of hydroelectric plants participating in the MRE are required to:

(i)	cease any legal actions which claimed exemption from or mitigation of hydrological risks related to the MRE;
(ii)	relinquishing any claims and/or further legal actions in relation to exemptions from or mitigation of hydrological risks related to the MRE; and
(iii)	not to have renegotiated hydrological risk under Law 13,203/2015.

On March 2, 2021 the CCEE sent to Aneel the calculations for the concessions extensions in the Free Market (ACL) that have opted to accept the conditions proposed by Aneel Normative Resolution 895/2020 and Law 14,052/2020. The Company’s management is awaiting ratification and publication by Aneel of its extensions of the concessions grants, for subsequent submission to the Company’s governance bodies for approval. Thus, no impact arising from this subject has been recorded in the financial statements at December 31, 2020.

Based on the data supplied by CCEE to Aneel, the Company’s plants will have the right to the following periods of extension:

Power plant	Physical Guarantee (average MW)	Concession extension (months)
Emboração	500	23
Nova Ponte	270	25
Sá Carvalho	56	22
Rosal	29	46
Others (1)	399	—

(1)	Includes 11 power plants, of which 7 are owned by Cemig GT, 1 is owned by Cemig PCH and 3 are owned by Horizontes. The average concession extension in months varies between 1 and 84 months.

The accounting effect arising from renegotiation of hydrological risk comprises: recognition of an intangible asset, related to the right of grant arising from the compensation for costs incurred in prior years, based on fair value, with counterpart in energy cost compensation in statement of income. These effects will be recognized after approval by the Company’s governance bodies of the proposal for renegotiation of hydrological risk. This is expected to take place at the end of the first half of 2021.

With the approval of Law 14,120/2021, the right to reimbursement for the generation plants of Lot D was recognized, enabling the CCEE to make a new calculation, including these plants, indicating the right to their concession extension by the allowed maximum (seven years). Official confirmation of these amounts is pending regulations to be issued by Aneel.